Material Accounting Policy Information - Schedule of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues [Line Items]
Total revenues		$ 620,253	$ 349,782	$ 368,554
Self-mining [member]
Schedule of Revenues [Line Items]
Total revenues		396,046	163,086	111,683
Sale of mining rigs and accessories [member]
Schedule of Revenues [Line Items]
Total revenues		108,328	585	2
Hash rate subscription [member]
Schedule of Revenues [Line Items]
Total revenues		845	27,470	40,290
Electricity subscription [[member]
Schedule of Revenues [Line Items]
Total revenues		1,258	12,069	27,419
Additional consideration from Cloud Hash Rate arrangements under acceleration mode [member]
Schedule of Revenues [Line Items]
Total revenues			229	172
General hosting [member]
Schedule of Revenues [Line Items]
Total revenues		35,009	67,643	97,321
Membership hosting [member]
Schedule of Revenues [Line Items]
Total revenues		61,182	63,981	79,906
Cloud hosting arrangements [member]
Schedule of Revenues [Line Items]
Total revenues	[1]	70	1,058	3,248
AI cloud services [member]
Schedule of Revenues [Line Items]
Total revenues		6,769	3,450	1
Others [member]
Schedule of Revenues [Line Items]
Total revenues	[2]	$ 10,746	$ 10,211	$ 8,512

[1]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2025, 2024 and 2023.
[2]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining rigs, lease of investment properties, the sale of mining rigs peripherals and the sale of containerized solution product.